Debt issued designated at fair value (Detail 2) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	$ 73,799	$ 61,243
UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,340	1,375
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	70,682	58,937
UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,397	9,409
UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	61,284	49,528
Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	778	931
Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	429	539
Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	349	392
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	23,791
2022 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2022 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2022 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	23,635
2022 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,296
2022 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	19,338
2022 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	156
2022 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6
2022 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	150
2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	17,325
2023 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2023 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2023 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	17,279
2023 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,658
2023 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	15,621
2023 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	47
2023 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2023 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	47
2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,929
2024 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2024 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2024 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,783
2024 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	716
2024 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,067
2024 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	145
2024 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2024 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	145
2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6,311
2025 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2025 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2025 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6,311
2025 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	495
2025 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,816
2025 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2025 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2025 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,066
2026 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2026 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2026 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,066
2026 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	226
2026 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,840
2026 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2026 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2026 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,060
2027-2031 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2027-2031 | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
2027-2031 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	8,637
2027-2031 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	273
2027-2031 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	8,364
2027-2031 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	423
2027-2031 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	423
2027-2031 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	7,317
Thereafter | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,340
Thereafter | UBS Group AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	2,340
Thereafter | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,971
Thereafter | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,732
Thereafter | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,238
Thereafter | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	7
Thereafter | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
Thereafter | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	7
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	71,460	59,868
UBS AG | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	70,682	58,937
UBS AG | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,397	9,409
UBS AG | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	61,284	49,528
UBS AG | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	778	931
UBS AG | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	429	539
UBS AG | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	349	$ 392
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	23,791
UBS AG | 2022 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	23,635
UBS AG | 2022 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,296
UBS AG | 2022 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	19,338
UBS AG | 2022 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	156
UBS AG | 2022 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6
UBS AG | 2022 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	150
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	17,325
UBS AG | 2023 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	17,279
UBS AG | 2023 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,658
UBS AG | 2023 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	15,621
UBS AG | 2023 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	47
UBS AG | 2023 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | 2023 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	47
UBS AG | 2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,929
UBS AG | 2024 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,783
UBS AG | 2024 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	716
UBS AG | 2024 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,067
UBS AG | 2024 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	145
UBS AG | 2024 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | 2024 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	145
UBS AG | 2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6,311
UBS AG | 2025 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	6,311
UBS AG | 2025 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	495
UBS AG | 2025 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	5,816
UBS AG | 2025 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | 2025 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | 2025 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | 2026
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,066
UBS AG | 2026 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,066
UBS AG | 2026 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	226
UBS AG | 2026 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,840
UBS AG | 2026 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | 2026 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | 2026 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | 2027-2031
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	9,060
UBS AG | 2027-2031 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	8,637
UBS AG | 2027-2031 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	273
UBS AG | 2027-2031 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	8,364
UBS AG | 2027-2031 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	423
UBS AG | 2027-2031 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	423
UBS AG | 2027-2031 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,977
UBS AG | Thereafter | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	4,971
UBS AG | Thereafter | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	1,732
UBS AG | Thereafter | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	3,238
UBS AG | Thereafter | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	7
UBS AG | Thereafter | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	0
UBS AG | Thereafter | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Table]
Total	$ 7